Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Supplement [Text Block]	aimif_SupplementTextBlock	Summary and Statutory Prospectus Supplement dated June 28, 2013
The purpose of this mailing is to provide you with changes to the current Summary and Statutory Prospectuses for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Pacific Growth Fund
The following information replaces in its entirety the information appearing under the heading "Performance Information – Average Annual Total Returns":
"Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10	Since
	Year	Years	Years	Inception

Class A shares: Inception (07/28/1997)	8.25%	-4.29%	9.35%	—

Class B shares: Inception (11/30/1990)
Return Before Taxes	8.68	-4.30	9.25	—
Return After Taxes on Distributions	8.68	-4.24	9.27	—
Return After Taxes on Distributions and Sale of Fund Shares	5.64	-3.51	8.30	—

Class C shares: Inception (07/28/1997)	12.77	-3.87	9.14	—

Class R shares: Inception (03/31/2008)	14.25	—	—	-1.30%

Class Y shares: Inception (07/28/1997)	14.82	-2.93	10.23	—

MSCI EAFE® Index	17.32	-3.69	8.21	—

MSCI All Country Asia Pacific Index[1]	16.78	-1.48	9.73	—

Custom Pacific Growth Index (reflects no deductions for fees, expenses or taxes)[1]	15.21	-1.57	10.15	—

Lipper Pacific Region Funds Index	21.50	-0.23	11.15	—

[1]	The Fund has elected to use the MSCI All Country Asia Pacific Index to represent its style specific benchmark rather than the Custom Pacific Growth Index because the MSCI All Country Asia Pacific Index more closely reflects the performance of the types of securities in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class B shares only and after-tax returns for other classes will vary."

Summary and Statutory Prospectus Supplement dated June 28, 2013
The purpose of this mailing is to provide you with changes to the current Summary and Statutory Prospectuses for Class R5 shares of the Fund listed below:
Invesco Pacific Growth Fund
The following information replaces in its entirety the information appearing under the heading "Performance Information – Average Annual Total Returns":
"Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Class R5 shares[1]: Inception (05/23/2011)
Return Before Taxes	15.04%	-3.06%	10.05%
Return After Taxes on Distributions	14.91	-3.09	10.03
Return After Taxes on Distributions and Sale of Fund Shares	9.94	-2.48	9.05

MSCI EAFE® Index	17.32	-3.69	8.21

MSCI All Country Asia Pacific Index[2]	16.78	-1.48	9.73

Custom Pacific Growth Index (reflects no deductions for fees, expenses or taxes)[2]	15.21	-1.57	10.15

Lipper Pacific Region Funds Index	21.50	-0.23	11.15

[1]	Class R5 shares' performance shown prior to the inception date is that of the Fund's (and the predecessor fund's) Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement. The inception date of the predecessor fund's Class A shares is July 28, 1997.

[2]	The Fund has elected to use the MSCI All Country Asia Pacific Index to represent its style specific benchmark rather than the Custom Pacific Growth Index because the MSCI All Country Asia Pacific Index more closely reflects the performance of the types of securities in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts."

Class A, B, C, R and Y | INVESCO PACIFIC GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimif_SupplementTextBlock	Summary and Statutory Prospectus Supplement dated June 28, 2013
The purpose of this mailing is to provide you with changes to the current Summary and Statutory Prospectuses for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Pacific Growth Fund
The following information replaces in its entirety the information appearing under the heading "Performance Information – Average Annual Total Returns":
"Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10	Since
	Year	Years	Years	Inception

Class A shares: Inception (07/28/1997)	8.25%	-4.29%	9.35%	—

Class B shares: Inception (11/30/1990)
Return Before Taxes	8.68	-4.30	9.25	—
Return After Taxes on Distributions	8.68	-4.24	9.27	—
Return After Taxes on Distributions and Sale of Fund Shares	5.64	-3.51	8.30	—

Class C shares: Inception (07/28/1997)	12.77	-3.87	9.14	—

Class R shares: Inception (03/31/2008)	14.25	—	—	-1.30%

Class Y shares: Inception (07/28/1997)	14.82	-2.93	10.23	—

MSCI EAFE® Index	17.32	-3.69	8.21	—

MSCI All Country Asia Pacific Index[1]	16.78	-1.48	9.73	—

Custom Pacific Growth Index (reflects no deductions for fees, expenses or taxes)[1]	15.21	-1.57	10.15	—

Lipper Pacific Region Funds Index	21.50	-0.23	11.15	—

[1]	The Fund has elected to use the MSCI All Country Asia Pacific Index to represent its style specific benchmark rather than the Custom Pacific Growth Index because the MSCI All Country Asia Pacific Index more closely reflects the performance of the types of securities in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class B shares only and after-tax returns for other classes will vary."

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class B shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class B shares only and after-tax returns for other classes will vary.
Class A, B, C, R and Y | INVESCO PACIFIC GROWTH FUND | Class A shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.25%
5 Years	rr_AverageAnnualReturnYear05	(4.29%)
10 Years	rr_AverageAnnualReturnYear10	9.35%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 1997
Class A, B, C, R and Y | INVESCO PACIFIC GROWTH FUND | Class B shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.68%
5 Years	rr_AverageAnnualReturnYear05	(4.30%)
10 Years	rr_AverageAnnualReturnYear10	9.25%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 1990
Class A, B, C, R and Y | INVESCO PACIFIC GROWTH FUND | Class C shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.77%
5 Years	rr_AverageAnnualReturnYear05	(3.87%)
10 Years	rr_AverageAnnualReturnYear10	9.14%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 1997
Class A, B, C, R and Y | INVESCO PACIFIC GROWTH FUND | Class R shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.25%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
Class A, B, C, R and Y | INVESCO PACIFIC GROWTH FUND | Class Y shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.82%
5 Years	rr_AverageAnnualReturnYear05	(2.93%)
10 Years	rr_AverageAnnualReturnYear10	10.23%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 1997
Class A, B, C, R and Y | INVESCO PACIFIC GROWTH FUND | Return After Taxes on Distributions | Class B shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.68%
5 Years	rr_AverageAnnualReturnYear05	(4.24%)
10 Years	rr_AverageAnnualReturnYear10	9.27%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 1990
Class A, B, C, R and Y | INVESCO PACIFIC GROWTH FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class B shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.64%
5 Years	rr_AverageAnnualReturnYear05	(3.51%)
10 Years	rr_AverageAnnualReturnYear10	8.30%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 1990
Class A, B, C, R and Y | INVESCO PACIFIC GROWTH FUND | MSCI EAFE® Index.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
10 Years	rr_AverageAnnualReturnYear10	8.21%
Since Inception	rr_AverageAnnualReturnSinceInception
Class A, B, C, R and Y | INVESCO PACIFIC GROWTH FUND | MSCI All Country Asia Pacific Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.78%	[1]
5 Years	rr_AverageAnnualReturnYear05	(1.48%)	[1]
10 Years	rr_AverageAnnualReturnYear10	9.73%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception		[1]
Class A, B, C, R and Y | INVESCO PACIFIC GROWTH FUND | Custom Pacific Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.21%	[1]
5 Years	rr_AverageAnnualReturnYear05	(1.57%)	[1]
10 Years	rr_AverageAnnualReturnYear10	10.15%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception		[1]
Class A, B, C, R and Y | INVESCO PACIFIC GROWTH FUND | Lipper Pacific Region Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.50%
5 Years	rr_AverageAnnualReturnYear05	(0.23%)
10 Years	rr_AverageAnnualReturnYear10	11.15%
Since Inception	rr_AverageAnnualReturnSinceInception
Class R5 | INVESCO PACIFIC GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimif_SupplementTextBlock	Summary and Statutory Prospectus Supplement dated June 28, 2013
The purpose of this mailing is to provide you with changes to the current Summary and Statutory Prospectuses for Class R5 shares of the Fund listed below:
Invesco Pacific Growth Fund
The following information replaces in its entirety the information appearing under the heading "Performance Information – Average Annual Total Returns":
"Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Class R5 shares[1]: Inception (05/23/2011)
Return Before Taxes	15.04%	-3.06%	10.05%
Return After Taxes on Distributions	14.91	-3.09	10.03
Return After Taxes on Distributions and Sale of Fund Shares	9.94	-2.48	9.05

MSCI EAFE® Index	17.32	-3.69	8.21

MSCI All Country Asia Pacific Index[2]	16.78	-1.48	9.73

Custom Pacific Growth Index (reflects no deductions for fees, expenses or taxes)[2]	15.21	-1.57	10.15

Lipper Pacific Region Funds Index	21.50	-0.23	11.15

[1]	Class R5 shares' performance shown prior to the inception date is that of the Fund's (and the predecessor fund's) Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement. The inception date of the predecessor fund's Class A shares is July 28, 1997.

[2]	The Fund has elected to use the MSCI All Country Asia Pacific Index to represent its style specific benchmark rather than the Custom Pacific Growth Index because the MSCI All Country Asia Pacific Index more closely reflects the performance of the types of securities in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts."

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts."
Class R5 | INVESCO PACIFIC GROWTH FUND | Class R5 shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.04%	[2]
5 Years	rr_AverageAnnualReturnYear05	(3.06%)	[2]
10 Years	rr_AverageAnnualReturnYear10	10.05%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2011	[2]
Class R5 | INVESCO PACIFIC GROWTH FUND | Return After Taxes on Distributions | Class R5 shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.91%	[2]
5 Years	rr_AverageAnnualReturnYear05	(3.09%)	[2]
10 Years	rr_AverageAnnualReturnYear10	10.03%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2011	[2]
Class R5 | INVESCO PACIFIC GROWTH FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class R5 shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.94%	[2]
5 Years	rr_AverageAnnualReturnYear05	(2.48%)	[2]
10 Years	rr_AverageAnnualReturnYear10	9.05%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2011	[2]
Class R5 | INVESCO PACIFIC GROWTH FUND | MSCI EAFE® Index.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
10 Years	rr_AverageAnnualReturnYear10	8.21%
Class R5 | INVESCO PACIFIC GROWTH FUND | MSCI All Country Asia Pacific Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.78%	[1]
5 Years	rr_AverageAnnualReturnYear05	(1.48%)	[1]
10 Years	rr_AverageAnnualReturnYear10	9.73%	[1]
Class R5 | INVESCO PACIFIC GROWTH FUND | Custom Pacific Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.21%	[1]
5 Years	rr_AverageAnnualReturnYear05	(1.57%)	[1]
10 Years	rr_AverageAnnualReturnYear10	10.15%	[1]
Class R5 | INVESCO PACIFIC GROWTH FUND | Lipper Pacific Region Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.50%
5 Years	rr_AverageAnnualReturnYear05	(0.23%)
10 Years	rr_AverageAnnualReturnYear10	11.15%

[1]	The Fund has elected to use the MSCI All Country Asia Pacific Index to represent its style specific benchmark rather than the Custom Pacific Growth Index because the MSCI All Country Asia Pacific Index more closely reflects the performance of the types of securities in which the Fund invests.
[2]	Class R5 shares' performance shown prior to the inception date is that of the Fund's (and the predecessor fund's) Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement. The inception date of the predecessor fund's Class A shares is July 28, 1997.